Employee Share-based Compensation and Other Benefits	12 Months Ended
Dec. 31, 2010
Employee Share-based Compensation and Other Benefits
27.	Employee Share-based Compensation and Other Benefits

Employee stock-based compensation plan

The Group has various share-based compensation plans to reward its employees and key executives of the Group. All the Group’s compensation plans are classified as liabilities using the fair-value-based method under ASC 718 (formerly SFAS 123R).

Share-based compensation expense was (Won)(114,058) million, (Won)52,077 million and (Won)31,230 million in 2008, 2009 and 2010, respectively. The per share weighted fair value of the stock options granted to key employees, executives and directors of the Group was (Won)12,275 for 2008 and nil for 2009 and 2010. These fair value amounts were calculated using the Partial Differential Equation (PDE) Solution model.

The following table illustrates the significant assumptions used to estimate the fair value of share options at the grant date (the group did not grant any stock options during 2009 and 2010):

Shinhan Financial Group
2008
Risk-free interest rate	5.16%
Expected lives(1)	5.00 years
Expected volatility(2)	30.60%
Expected dividend rate	2.62%

Note:

(1)	Expected lives are calculated based on a simplified method since the Group does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term.

(2)	Expected volatility is based on implied volatility derived from historical volatility of the Group’s stock price.

Shinhan Financial Group Plan

Shinhan Financial Group has authorized 77,686,588 shares of options to be granted to purchase its common stock. Shinhan Financial Group granted to its key employees, managements and directors of the Group 1,004,200 options, 1,156,300 options, 1,301,600 options, 2,695,200 options, 3,296,200 options, 1,301,050 options and 808,700 options at an exercise price of (Won)18,910, (Won)11,800, (Won)21,595, (Won)28,006, (Won)38,829, (Won)54,560 and (Won)49,053 per share with vesting period of two years from the grant date in 2002, 2003, 2004, 2005, 2006, 2007 and 2008, respectively. Upon vesting, the 1st, 2nd and 3rd options may be exercised within three to four years while the 4th, 5th, 6th and 7th options may be exercised within four years after one year from vesting. Options granted to management and directors are performance-based and market-based linked to average market price of the Group’s three main domestic competitors’ shares. With regard to options granted on May 22, 2002, May 15, 2003, March 25, 2004, March 30, 2005, March 21, 2006 and March 20, 2007, Shinhan Financial Group decided to pay the difference between the exercise price and average market price in cash at the date of exercise. With regard to options granted on March 19, 2008, the Group may issue shares (new shares of common stock or treasury shares) upon settlement or pay in cash the difference between the exercise and average market price at the date of exercise.

In 2010, the Group introduced the performance share plan as part of the stock-based compensation plan. The Group granted 935,900 shares which are performance-based and market-based linked to average market price of the Group’s three main domestic competitors’ shares. The performance shares granted (a) are subject to service or performance based requirements, (b) have an exercise price of (Won)0 and (c) the quantity is indexed to the banking industry index. The performance shares were vested over one to four years from the date of grant and will be exercised immediately on vesting date. The fair value of cash payment is estimated using the closing share price at the end of reporting period.

Shinhan Bank and Shinhan Investment Corp. (formerly Good Morning Shinhan Securities) Plan

Shinhan Bank and Shinhan Investment Corp. (formerly Good Morning Shinhan Securities) granted share options to certain executives with a vesting period of two years from the grant date in 1999, 2000, 2001, 2002, 2003, and 2004. During 2004 and 2005, both companies decided to settle all outstanding stock options for cash based on price calculated in reference to the market price of the common stock of Shinhan Financial Group, multiplied by an exchange ratio.

A summary of the status of the Group’s unvested options as of December 31, 2008, 2009 and 2010 and changes during the years ended December 31, 2008, 2009 and 2010 is presented below:

	Shinhan Financial Group
	Number of Options	Weighted- Average Grant Date Fair Value per Option
		(in Won)
Unvested at January 1, 2008	3,955,998	(Won)	8,884
Granted	808,700		12,275
Vested	(2,765,738)		5,797
Forfeited	(138,202)		11,469

Unvested at December 31, 2008	1,860,758	(Won)	14,754

Unvested at January 1, 2009	1,860,758	(Won)	14,754
Granted	—		—
Vested	(1,110,427)		16,259
Forfeited	(76,093)		14,760

Unvested at December 31, 2009	674,238	(Won)	12,275

Unvested at January 1, 2010	674,238	(Won)	12,275
Granted	—		—
Vested	(661,804)		12,275
Forfeited	(12,434)		12,275

Unvested at December 31, 2010	—	(Won)	—

Total fair value of shares vested during 2008, 2009 and 2010 were (Won)12,168 million, (Won)9,204 million and (Won)9,549 million, respectively.

The following table presents the share option activities during the period indicated:

	Shinhan Financial Group					Shinhan Bank
	Number of Options	Weighted- Average Exercise Price per Option		Aggregate Intrinsic Value		Number of Options	Weighted- Average Exercise Price per Option		Aggregate Intrinsic Value
		(in Won)		(in millions of Won)			(in Won)		(in millions of Won)
Outstanding at January 1, 2008	7,760,174	(Won)	34,065			157,523	(Won)	5,150
Granted	808,700		49,053			—		—
Exercised	(1,379,042)		20,964			(135,173)		5,175
Forfeited	(138,202)		47,729			—		—

Outstanding at December 31, 2008	7,051,630	(Won)	38,078	(Won)	12,457	22,350	(Won)	5,000	(Won)	—

Granted	—		—			—		—
Exercised	(777,175)		23,942			—		—
Forfeited	(76,093)		52,489			(22,350)		(5,000)

Outstanding at December 31, 2009	6,198,362	(Won)	39,673	(Won)	47,594	—	(Won)	—	(Won)	—

Granted	—		—			—		—
Exercised	(304,310)		32,252			—		—
Forfeited	(40,392)		52,865			—		—

Outstanding at December 31, 2010	5,853,660	(Won)	39,968	(Won)	62,435	—	(Won)	—	(Won)	—

Exercisable at December 31, 2010	5,191,856	(Won)	38,810	(Won)	62,435	—	(Won)	—	(Won)	—

	Shinhan Investment Corp. (formerly Good Morning Shinhan Securities)
	Number of Options	Weighted-Average Exercise Price per Option		Aggregate Intrinsic Value
		(in Won)		(in million Won)
Outstanding at January 1, 2008	5,695,769	(Won)	6,956
Granted	—		—
Exercised	(342,857)		5,273
Forfeited	—		—

Outstanding at December 31, 2008	5,352,912	(Won)	7,064	(Won)	—
Granted	—		—
Exercised	(90,000)		6,040
Forfeited	(4,812,912)		7,148

Outstanding at December 31, 2009	450,000	(Won)	6,370	(Won)	327
Granted	—		—
Exercised	—		—
Forfeited	—		—

Outstanding at December 31, 2010	450,000	(Won)	6,370	(Won)	403

Exercisable at December 31, 2010	450,000	(Won)	6,370	(Won)	403

The total intrinsic value of options exercised during the years ended December 31, 2008, 2009, and 2010 was (Won)36,747 million, (Won)9,132 million, and (Won)4,137 million, respectively, and the amounts have been paid in cash during the year.

Share options outstanding at December 31, 2010 are as follows:

	Shinhan Financial Group
	Options outstanding				Options exercisable
Exercise price	Number Outstanding	Weighted- Average Remaining Contractual Life(1)	Weighted- Average Exercise Price		Number Exercisable	Weighted- Average Exercise Price		Weighted- Remaining Contractual Life(1)
			(in Won)			(in Won)
(Won)28,006	1,582,484	1.24	(Won)	28,006	1,582,484	(Won)	28,006	1.24
38,829	2,526,903	2.22		38,829	2,526,903		38,829	2.22
54,560	1,082,469	3.22		54,560	1,082,469		54,560	3.22
49,053	661,804	4.21		49,053	—		—	—

	5,853,660	2.37	(Won)	39,968	5,191,856	(Won)	38,810	2.13

	Shinhan Investment Corp. (formerly Good Morning Shinhan Securities)
	Options outstanding				Options exercisable
Exercise price	Number Outstanding	Weighted- Average Remaining Contractual Life(1)	Weighted- Average Exercise Price		Number Exercisable	Weighted- Average Exercise Price		Weighted- Remaining Contractual Life(1)
			(in Won)			(in Won)
(Won)6,370	450,000	1.40	(Won)	6,370	450,000	(Won)	6,370	1.40

	450,000	1.40	(Won)	6,370	450,000	(Won)	6,370	1.40

Note:

(1)	Contractual life indicates the sum of service (vesting) period and exercisable period.

The following table presents the Group’s performance shares during the period indicated:

Shinhan Financial Group
Number of PSs
Outstanding at December 31, 2009	—
Granted	935,900
Unvested	(732,856)

Outstanding at December 31, 2010	203,044

Performance shares granted at December 31, 2010 are as follows:

	Shinhan Financial Group
Grant Date	Number of PSs	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price
			(in Won)
2010-04-01	812,400	3.25	—
2010-06-01	18,800	3.42	—
2010-06-28	6,200	3.49	—
2010-07-21	3,800	3.55	—
2010-08-25	9,100	3.65	—
2010-08-30	12,400	3.66	—
2010-11-04	3,800	3.84	—
2010-12-30	48,900	4.00	—
2010-12-31	20,500	4.00	—

	935,900	3.32	—

Employee Stock Ownership Association

In 2002, Shinhan Financial Group established an employee stock ownership association (the ESOA) covering most of their employees. The Group makes cash contributions to the ESOA on a periodic basis based on the Group’s actual performance relative to pre-specified net income. The Group’s cash contributions are used to purchase shares of the common stock of the Group on the Korea Exchange. All shares acquired by the ESOA are unallocated, and are restricted for a period of four years pursuant to the plan agreements and regulations governing the ESOA. In addition, under the Securities and Exchange Act of Korea, employees participating in the ESOA have a right of first refusal, subject to certain exceptions, to subscribe for up to 20% of the shares publicly offered by the Group pursuant to the Securities and Exchange Act of Korea. Furthermore, this right is exercisable only to the extent that the total number of shares so acquired and held by such employees does not exceed 20% of the Group’s total number of shares then outstanding. For the years ended December 31, 2008, 2009 and 2010, the Group recorded in aggregate (Won)34,112 million, (Won)35,060 million and (Won)62,249 million in expenses related to the ESOA contributions, respectively.